Reconciliation of Sales and Operating Profit Loss from Segment to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													$ 4,100	$ 4,031	$ 3,988
Intersegment													(6)	(12)	(16)
Total net sales	1,016	965	1,088	1,025	1,016	939	1,062	1,002	2,113	2,064	3,078	3,003	4,094	4,019	3,972
Total operating income (loss)		52	26	27		65	92	56	53	148	105	213	74	225	179
Net interest expense													(72)	(87)	(116)
Debt extinguishment costs													(39)	(55)
Income (loss) from continuing operations before income taxes		32	5	5		48	47	(3)	10	44	42	92	(37)	83	63
North American Retail
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													2,884	2,760	2,708
Total operating income (loss)													274	303	343
North American Foodservice
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													1,080	1,136	1,145
Total operating income (loss)													79	85	50
Australian Bakery
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales													136	135	135
Total operating income (loss)													(2)	(2)	5
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													351	386	398
General Corporate Expenses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													(272)	(159)	(211)
Mark-To-Market Derivative Gain/(Loss)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													(1)	2	(4)
Amortization Of Intangibles
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income (loss)													$ (4)	$ (4)	$ (4)